Summary of Significant Accounting Policies and Practices - Schedule of Intangible Assets Estimated Useful Lives (Details)	Jun. 30, 2025	Dec. 31, 2024
Computer Software – Point-of-Sale System [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	10 years	10 years
Trademarks – Brand Name [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	6 years	6 years